Fair Value Measurements	12 Months Ended
Dec. 31, 2021
16. Fair Value Measurements
Fair Value Measurements
16.

FAIR VALUE

MEASUREMENTS
The Company is required to determine the fair value of

all derivatives except those which qualify for the
NPNS exemption (see note 1) and uses a market approach

to do so. The three levels of the fair value
hierarchy are defined as follows:
Level 1 - Where possible, the Company bases the fair

valuation of its financial assets and liabilities on
quoted prices in active markets (“quoted prices”) for identical assets and liabilities.
Level 2 - Where quoted prices for identical assets and liabilities are not available, the valuation of certain
contracts must be based on quoted prices for similar assets

and liabilities with an adjustment related to
location differences. Also, certain derivatives are valued

using quotes from over-the-counter clearing
houses.

Level 3 - Where the information required for a Level 1

or Level 2 valuation is not available, derivatives
must be valued using unobservable or internally-developed

inputs. The primary reasons for a Level 3
classification are as follows:
●

While valuations were based on quoted prices, significant assumptions were necessary to reflect
seasonal or monthly shaping and locational basis differentials.
●

The term of certain transactions extends beyond the period when quoted prices are available, and
accordingly, assumptions

were made to extrapolate prices from the last quoted

period through the
end of the transaction term.
●

The valuations of certain transactions were based on internal models, although quoted prices were
utilized in the valuations.
Derivative assets and liabilities are classified in their entirety based on the lowest level of input that is
significant to the fair value measurement.
The following tables set out the classification of the methodology used by the Company to fair value its
derivatives:
As at December 31, 2021
millions of Canadian dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral
Commodity swaps and forwards

Coal purchases
$ - $

22 $ - $

22

Power purchases

83 - -

83

Natural gas purchases and sales

15 1 -

16

Heavy fuel oil purchases
3

18 -

21
Foreign exchange forwards - 7 - 7
Physical natural gas purchases and sales - -

88

88

101

48

88

237
HFT derivatives
Power swaps and physical contracts 4 5 4

13
Natural gas swaps, futures, forwards, physical
contracts and related transportation
(1)

29

12

40
3

34

16

53
Other derivatives
Equity derivatives

11 - -

11
Total assets

115

82

104

301
Liabilities
Regulatory deferral
Commodity swaps and forwards

Power purchases
7 - - 7

Natural gas purchases and sales
- 5 - 5
Foreign exchange forwards - 8 - 8
7

13 -

20
HFT derivatives
Power swaps and physical contracts 4 5 3

12
Natural gas swaps, futures, forwards and physical
contracts

13

122

515

650

17

127

518

662
Total liabilities

24

140

518

682
Net assets (liabilities)

$

91 $ (58) $ (414) $ (381)
As at December 31, 2020
millions of Canadian dollars Level 1 Level 2 Level 3 Total
Assets
Cash flow hedges
Interest rate hedge $ 1 $ - $ - $ 1
1 - - 1
Regulatory deferral
Commodity swaps and forwards

Power purchases
9 - - 9

Natural gas purchases and sales
2 1 - 3

Heavy fuel oil purchases
- 2 - 2

11 3 -

14
HFT derivatives
Power swaps and physical contracts 3 2 2 7
Natural gas swaps, futures, forwards, physical
contracts and related transportation
1

48

12

61
4

50

14

68
Other derivatives
Foreign exchange forwards -

15 -

15
-

15 -

15
Total assets

16

68

14

98
Liabilities
Regulatory deferral
Commodity swaps and forwards

Coal purchases
- 4 - 4

Power purchases

33 - -

33

Heavy fuel oil purchases
3 3 - 6

Natural gas purchases and sales
- 2 - 2
Foreign exchange forwards -

17 -

17

36

26 -

62
HFT derivatives
Power swaps and physical contracts 4 2 1 7
Natural gas swaps, futures, forwards and physical
contracts
1

10

257

268
5

12

258

275
Other derivatives
Equity derivatives 1 - - 1
1 - - 1
Total liabilities

42

38

258

338
Net assets (liabilities) $ (26) $

30 $ (244) $ (240)
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2021 was as
follows:
Regulatory Deferral HFT Derivatives
millions of Canadian dollars
Physical natural
gas purchases and
sales Power
Natural
gas Total
Balance, January 1, 2021 $ - $ 2 $

12 $

14
Unrealized gains included in regulatory assets or
liabilities

88 - -

88
Total

realized and unrealized gains included in
non-regulated operating revenues

-
2 - 2
Balance, December 31, 2021 $

88 $ 4 $

12 $

104
The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2021 was
as follows:

HFT Derivatives
millions of Canadian dollars Power
Natural
gas Total
Balance, January 1, 2021 $ 1 $

257 $

258
Total

realized and unrealized losses included in non-regulated
operating revenues
2

258

260
Balance, December 31, 2021

$ 3 $

515 $

518
Significant unobservable inputs used in the fair value

measurement of Emera’s natural gas and power
derivatives include third-party sourced pricing for instruments based on illiquid markets; internally
developed correlation factors and basis differentials;

own credit risk; and discount rates. Internally
developed correlations and basis differentials

are reviewed on a quarterly basis based on statistical
analysis of the spot markets in the various illiquid term markets.

Discount rates may include a risk
premium for those long-term forward contracts with illiquid future price points to incorporate the inherent
uncertainty of these points. Any risk premiums for long-term contracts are evaluated by observing similar
industry practices and in discussion with industry peers.

Significant increases (decreases) in any of these
inputs in isolation would result in a significantly lower (higher)

fair value measurement.
The following table outlines quantitative information about the significant unobservable inputs used in the
fair value measurements categorized within Level 3 of the fair value hierarchy:
As at

December 31, 2021
millions of Canadian dollars Fair
Value
Valuation
Technique
Unobservable Input Range
Weighted
average
(1)
Assets
Regulatory deferral – Physical

$

88 Modelled pricing Third-party pricing $ 4.51

- $
26.09 $ 9.74
natural gas purchases and sales Probability of default 2.52% - 4.4 0% 3.31%
Discount rate 0.01% - 1.6 0% 0.48%
HFT derivatives – Power swaps 4 Modelled pricing Third-party pricing $ 37.05

- $
213.00 $ 93.60
and physical contracts Probability of default 0.01% - 2.52% 0.45%
Discount rate 0.00% - 1.86% 0.19%
HFT derivatives

–

20 Modelled pricing Third-party pricing $ 2.18

- $
20.42 $ 3.75
Natural gas swaps, futures,

Probability of default 0.01% - 7.38% 0.13%
forwards and physical contracts

Discount rate 0.00% - 11.98% 0.37%
(8) Modelled pricing Third-party pricing $ 2.83

- $
20.86 $ 10.85
Basis adjustment $ 0.00 -$ 0.44 $ 0.42
Probability of default 0.01% - 4.17% 0.46%
Discount rate 0.00% - 1.73% 0.21%
Total assets $

104
Liabilities
HFT derivatives

–
$ 1 Modelled pricing Third-party pricing $ 37.8 0 - $ 145.8 0 $ 111.15
Power swaps and Own credit risk 0.01% - 1.48% 0.12%
physical contracts Discount rate 0.01% - 1.86% 0.31%
2 Modelled pricing Third-party pricing $ 37.46

- $
126.75 $ 95.02
Correlation factor 100% - 100% 100%
Own credit risk 0.01% - 11.16% 0.07%
Discount rate 0.01% - 1.86% 0.21%
HFT derivatives

–

458 Modelled pricing Third-party pricing $ 1.9 0 - $ 20.42 $ 9.12
Natural gas swaps, futures,

Own credit risk 0.01% - 7.38% 0.08%
forwards and physical contracts Discount rate 0.00% - 14.59% 1.54%

57 Modelled pricing Third-party pricing $ 2.83

- $
21.53 $ 12.03
Basis adjustment $ 0.00

- $
1.11 $ 0.28
Own credit risk 0.01% - 0.49% 0.02%
Discount rate 0.00% - 1.73% 0.13%
Total liabilities $

518
Net liabilities $ (414)
(1) Unobservable inputs were weighted by the relative fair value of the instruments
As at

December 31, 2020
millions of Canadian dollars
Fair
Value
Valuation
Technique Unobservable Input Range
Weighted
average
(1)
Assets
HFT derivatives

–
$ 1 Modelled pricing Third-party pricing
$20.50 - $62.45

$ 31.14
Power swaps and Probability of default
0.02% - 9.74
%

2.52%
physical contracts

Discount rate
0.01% - 0.73
%

0.25%
1 Modelled pricing Third-party pricing
$25.70 - $36.05

$ 29.53
Probability of default
0.36% - 0.85
%

0.6 0%
Discount rate
0.06% - 0.41
%

0.28%
Correlation factor
100% - 100
%

100%
HFT derivatives

–

18 Modelled pricing Third-party pricing
$1.66 - $6.22

$ 2.52
Natural gas swaps, futures, Probability of default
0.02% - 2.52
%

0.4 0%
forwards, and physical contracts Discount rate
0.00% - 10.36
%

0.75%
(6) Modelled pricing Third-party pricing
$1.82 - $6.44

$ 4.66
Basis adjustment
$0.00 - $1.33 $ 0.44
Probability of default
0.02% - 12.58
%

1.95%
Discount rate
0.00% - 0.67
%

0.13%
Total assets $

14
Liabilities
HFT derivatives

–
1 Modelled pricing Third-party pricing
$ 1.13

- $
62.45

$ 36.90
Power swaps and physical
contracts
Own credit risk
0.02% - 6.85
%

2.02%
Discount rate
0.01% - 0.73
%

0.34%
1 Modelled pricing Third-party pricing
$ 37.25

- $
62.45

$ 55.00
Own credit risk
0.36% - 1.28
%

0.83%
Discount rate
0.01% - 0.40
%

0.31%
Correlation factor
100% - 100
%

100%
HFT derivatives

–

226 Modelled pricing Third-party pricing
$ 1.44

- $
6.57

$ 3.68
Natural gas swaps, futures,

Own credit risk
0.02% - 2.52
%

0.10%
forwards and physical contracts Discount rate
0.00% - 8.79
%

0.43%

30 Modelled pricing Third-party pricing
$ 1.54

- $
8.44

$ 4.69
Basis adjustment
$ 0.00

- $
1.33

$ 0.87
Own credit risk
0.03% - 12.58
%

0.10%
Discount rate
0.00% - 0.67
%

0.16%
Total liabilities $

258
Net assets (liabilities)

$ (244)
'(1) Unobservable inputs were weighted by the relative fair value of the instruments
Long-term debt is a financial liability not measured at fair value on the Consolidated Balance Sheets. The
balance consisted of the following:
As at Carrying
millions of Canadian dollars Amount Fair Value Level 1 Level 2 Level 3 Total
December 31, 2021 $

14,658 $

16,775 $ - $

16,308 $

467 $

16,775
December 31, 2020 $

13,721 $

16,487 $ - $

16,020 $

467 $

16,487
The Company has designated $ 1.2

billion USD denominated Hybrid Notes as a hedge of the

foreign
currency exposure of its ne
t investment

in USD denominated operations. The Company’s Hybrid Notes
are contingently convertible into preferred shares in the

event of bankruptcy or other related events. A
redemption option on or after June 15, 2026 is available

and at the control of the Company.

The Hybrid
Notes are classified as Level 2 financial assets. As at

December 31, 2021, the fair value of the Hybrid
Notes was $ 1.7

billion (2020 – $
1.8

billion). An after-tax foreign currency gain of $
5

million was recorded
in OCI for the year ended December 31, 2021 (2020 –

$
26

million).